UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 96.4% of Net Assets
	ABS Car Loan – 2.2%
$2,290,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	$2,331,522
570,000	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A3, 1.610%, 10/08/2015	574,237
780,000	AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A3, 1.170%, 1/08/2016	783,570
2,410,000	AmeriCredit Automobile Receivables Trust, Series 2011-4, Class A3, 1.170%, 5/09/2016	2,422,168
1,240,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-2A, Class A, 3.630%, 8/20/2014, 144A	1,262,961
1,300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2011-2A, Class A, 2.370%, 11/20/2014, 144A	1,325,277
308,623	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	323,360
1,775,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	1,821,547
790,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A1, 4.260%, 3/25/2014, 144A	804,236
7,130,000	Santander Drive Auto Receivables Trust, Series 2012-1, Class 1A3, 1.490%, 10/15/2015	7,158,973
3,600,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class B, 1.940%, 12/15/2016	3,601,727
3,385,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	3,385,000

		25,794,578

	ABS Credit Card – 1.0%
1,580,000	World Financial Network Credit Card Master Trust, Series 2009-D, Class A, 4.660%, 5/15/2017	1,641,405
500,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	540,531
9,300,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	9,730,390

		11,912,326

	ABS Home Equity – 0.0%
509,720	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	485,181

	ABS Other – 0.1%
1,620,000	Avis Budget Rental Car Funding AESOP LLC, Series 2011-1A, Class A, 1.850%, 11/20/2014, 144A	1,630,459

	Aerospace & Defense – 0.4%
225,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	224,156
1,480,000	Bombardier, Inc., 7.500%, 3/15/2018, 144A	1,622,450
3,060,000	Oshkosh Corp., 8.250%, 3/01/2017	3,350,700

		5,197,306

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Airlines – 0.1%
$1,211,212	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	$1,268,745

	Automotive – 3.8%
7,885,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	8,372,940
510,000	Ford Motor Credit Co. LLC, 5.625%, 9/15/2015	554,297
3,880,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	4,413,399
880,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	938,979
1,830,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	2,033,824
4,105,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	4,855,213
2,165,000	General Motors Financial Co., Inc., 6.750%, 6/01/2018	2,366,616
1,575,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	1,588,283
3,375,000	Kia Motors Corp., 3.625%, 6/14/2016, 144A	3,465,349
15,665,000	Toyota Motor Credit Corp., MTN, 1.750%, 5/22/2017	15,791,933

		44,380,833

	Banking – 5.6%
6,730,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	6,629,050
8,300,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	8,563,168
1,365,000	Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017	1,574,093
520,000	Citigroup, Inc., 6.000%, 8/15/2017	569,607
1,115,000	Citigroup, Inc., 6.125%, 5/15/2018	1,244,980
6,555,000	Citigroup, Inc., 6.500%, 8/19/2013	6,868,087
2,565,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,513,836
5,230,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/2019	5,964,303
4,170,000	Hana Bank, 4.250%, 6/14/2017, 144A	4,431,530
6,325,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	7,260,221
3,650,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	4,084,116
1,015,000	Morgan Stanley, 5.375%, 10/15/2015	1,037,552
6,550,000	Morgan Stanley, 5.750%, 1/25/2021	6,458,575
2,530,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	2,645,287

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$5,955,000	Royal Bank of Scotland PLC (The), 4.875%, 3/16/2015 $	$6,161,924

		66,006,329

	Building Materials – 0.9%
4,675,000	Odebrecht Finance Ltd., 7.125%, 6/26/2042, 144A	4,651,625
2,685,000	Owens Corning, Inc., 7.000%, 12/01/2036	2,853,470
3,285,000	USG Corp., 6.300%, 11/15/2016	3,145,388

		10,650,483

	Chemicals – 1.2%
5,600,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	5,586,000
2,270,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	3,130,505
2,130,000	Methanex Corp., 5.250%, 3/01/2022	2,209,896
2,755,000	RPM International, Inc., 6.125%, 10/15/2019	3,153,095

		14,079,496

	Collateralized Mortgage Obligations – 0.5%
1,533,088	Banc of America Funding Corp., Series 2005-B, Class 3A1, 0.474%, 4/20/2035(b)	1,178,028
696,104	Chase Mortgage Finance Corp., Series 2007-A1, Class 2A3, 3.000%, 2/25/2037(b)	670,293
3,530,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	3,664,359

		5,512,680

	Commercial Mortgage-Backed Securities – 4.9%
478,745	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	495,814
1,670,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.634%, 4/10/2049(b)	1,911,763
724,008	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2, 5.663%, 6/11/2040(b)	748,759
690,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.700%, 12/10/2049(b)	796,649
1,000,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.073%, 12/10/2049(b)	1,166,724
180,470	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	183,492
2,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	2,692,065
3,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.772%, 9/15/2039(b)	3,735,029
5,790,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.201%, 2/15/2041(b)	6,370,222
824,497	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	827,495

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Commercial Mortgage-Backed Securities – continued
$425,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.874%, 7/10/2038(b)	$484,427
7,785,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	8,636,126
890,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.790%, 8/10/2045(b)	987,734
3,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	3,319,038
2,650,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	2,990,642
2,500,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	2,706,103
2,930,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	3,224,787
305,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.657%, 6/11/2042(b)	354,322
1,175,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.278%, 1/11/2043(b)	1,409,786
365,000	Morgan Stanley Capital I, Inc., Series 2007-HQ12, Class A5, 5.597%, 4/12/2049(b)	394,760
1,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	1,108,651
2,070,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	2,329,640
10,770,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	11,621,982

		58,496,010

	Construction Machinery – 0.1%
1,580,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A	1,666,900

	Consumer Cyclical Services – 0.0%
360,000	Service Corp. International, 7.000%, 5/15/2019	387,000

	Consumer Products – 0.4%
1,546,000	Whirlpool Corp., 6.500%, 6/15/2016	1,720,214
3,185,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,299,491

		5,019,705

	Distributors – 0.3%
3,010,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	3,080,759

	Diversified Manufacturing – 0.7%
1,200,000	Crane Co., 6.550%, 11/15/2036	1,290,754
1,420,000	Fibria Overseas Finance Ltd., 6.750%, 3/03/2021, 144A	1,417,160
5,405,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	5,405,000

		8,112,914

Principal Amount(‡)	Description	Value (†)
Bonds and Notes – continued
	Electric – 1.2%
$215,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	$231,931
2,905,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	3,228,181
1,535,000	Enersis S.A., 7.375%, 1/15/2014	1,642,805
4,270,000	Florida Power & Light Co., 4.125%, 2/01/2042	4,470,660
1,010,000	Ipalco Enterprises, Inc., 5.000%, 5/01/2018	1,022,625
3,680,000	TransAlta Corp., 4.750%, 1/15/2015	3,839,815

		14,436,017

	Food & Beverage – 1.0%
1,445,000	Bunge Ltd. Finance Corp., 4.100%, 3/15/2016	1,506,780
5,820,000	Molson Coors Brewing Co., 5.000%, 5/01/2042	6,287,765
1,685,000	Post Holdings, Inc., 7.375%, 2/15/2022, 144A	1,777,675
2,055,000	Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018, 144A	2,214,262

		11,786,482

	Government Owned - No Guarantee – 5.0%
6,745,000	CEZ A.S., 5.625%, 4/03/2042, 144A	7,083,936
2,470,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	2,548,929
1,600,000	Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	2,380,058
8,085,000	Federal National Mortgage Association, 6.625%, 11/15/2030	12,266,109
4,370,000	IPIC GMTN Ltd., 6.875%, 11/01/2041, 144A	5,101,975
6,310,000	Korea Development Bank, 4.000%, 9/09/2016	6,714,319
7,365,000	Korea National Oil Corp., 3.125%, 4/03/2017, 144A	7,510,245
5,615,000	Petrobras International Finance Co., 6.750%, 1/27/2041	6,586,305
3,095,000	Petrobras International Finance Co., 6.875%, 1/20/2040	3,681,574
1,610,000	Qtel International Finance Ltd., 4.750%, 2/16/2021, 144A	1,714,650
2,965,000	Qtel International Finance Ltd., 7.875%, 6/10/2019, 144A	3,691,425

		59,279,525

	Healthcare – 1.9%
2,525,000	Aristotle Holding, Inc., 4.750%, 11/15/2021, 144A	2,794,112
8,190,000	HCA, Inc., 7.500%, 2/15/2022	8,927,100
575,000	HCA, Inc., 7.500%, 12/15/2023	552,719

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Healthcare – continued
$7,400,000	Kaiser Foundation Hospitals, 4.875%, 4/01/2042	$8,153,638
2,195,000	PerkinElmer, Inc., 5.000%, 11/15/2021	2,356,008

		22,783,577

	Home Construction – 0.3%
3,220,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A	3,381,000

	Hybrid ARMs – 0.0%
309,208	FHLMC, 6.017%, 11/01/2036(b)	328,723
188,950	FNMA, 2.256%, 2/01/2037(b)	199,661

		528,384

	Independent Energy – 1.8%
1,560,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	1,770,254
3,020,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	3,508,135
1,835,000	Denbury Resources, Inc., 6.375%, 8/15/2021	1,908,400
2,865,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	3,191,037
3,115,000	Newfield Exploration Co., 5.750%, 1/30/2022	3,255,175
1,670,000	Range Resources Corp., 5.000%, 8/15/2022	1,649,125
1,295,000	SM Energy Co., 6.500%, 1/01/2023, 144A	1,304,712
4,165,000	Talisman Energy, Inc., 5.500%, 5/15/2042	4,278,171

		20,865,009

	Industrial Other – 1.2%
2,035,000	Berau Coal Energy Tbk PT, 7.250%, 3/13/2017, 144A	1,979,037
1,360,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	1,455,200
5,270,000	Hutchison Whampoa International 11 Ltd., 4.625%, 1/13/2022, 144A	5,524,393
2,650,000	Hutchison Whampoa International Ltd., 5.750%, 9/11/2019, 144A	2,996,917
1,570,000	Timken Co. (The), 6.000%, 9/15/2014	1,703,554

		13,659,101

	Media Cable – 1.4%
2,585,000	Cablevision Systems Corp., 7.750%, 4/15/2018	2,753,025
2,840,000	Cablevision Systems Corp., 8.000%, 4/15/2020	3,067,200
1,070,000	Cox Communications, Inc., 5.450%, 12/15/2014	1,177,415

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Media Cable – continued
$7,400,000	Time Warner Cable, Inc., 4.125%, 2/15/2021	$7,854,168
1,330,000	Time Warner Cable, Inc., 8.250%, 4/01/2019	1,737,908

		16,589,716

	Media Non-Cable – 0.4%
1,375,000	Inmarsat Finance PLC, 7.375%, 12/01/2017, 144A	1,467,812
2,185,000	Myriad International Holding BV, 6.375%, 7/28/2017, 144A	2,407,774
1,310,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	1,247,775

		5,123,361

	Metals & Mining – 1.0%
890,000	Alcoa, Inc., 5.400%, 4/15/2021	886,235
2,490,000	Alcoa, Inc., 6.150%, 8/15/2020	2,621,201
525,000	APERAM, 7.375%, 4/01/2016, 144A	450,303
5,610,000	ArcelorMittal, 6.750%, 3/01/2041	5,236,324
485,000	ArcelorMittal, 7.000%, 10/15/2039	470,766
400,000	United States Steel Corp., 6.650%, 6/01/2037	312,000
1,480,000	United States Steel Corp., 7.375%, 4/01/2020	1,428,200

		11,405,029

	Mortgage Related – 15.6%
22,988,422	FHLMC, 4.000%, with various maturities in 2041(c)	24,439,341
12,115,540	FHLMC, 4.500%, with various maturities from 2034 to 2039(c)	12,946,488
656,044	FHLMC, 5.000%, with various maturities from 2035 to 2038(c)	706,976
11,922,839	FHLMC, 5.500%, with various maturities from 2018 to 2040(c)	12,970,092
65,882	FHLMC, 6.000%, 6/01/2035	73,868
3,448,926	FNMA, 3.000%, with various maturities in 2027(c)	3,619,550
26,840,859	FNMA, 3.500%, with various maturities in 2042(c)	28,303,910
29,058,741	FNMA, 4.000%, with various maturities from 2019 to 2041(c)	31,022,724
15,472,336	FNMA, 4.500%, with various maturities from 2039 to 2041(c)	16,691,005
15,447,674	FNMA, 5.000%, with various maturities from 2033 to 2037(c)	16,823,715
9,122,376	FNMA, 5.500%, with various maturities from 2036 to 2039(c)	9,967,395
2,881,016	FNMA, 6.000%, with various maturities from 2016 to 2039(c)	3,210,894

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$153,896	FNMA, 6.500%, with various maturities from 2029 to 2036(c)	$175,730
109,994	FNMA, 7.000%, with various maturities in 2030(c)	131,277
112,759	FNMA, 7.500%, with various maturities from 2024 to 2032(c)	137,484
18,550,000	FNMA, (TBA), 3.500%, 8/01/2042(d)	19,445,618
2,108,872	GNMA, 5.500%, with various maturities from 2038 to 2039(c)	2,341,495
351,396	GNMA, 6.000%, with various maturities from 2029 to 2038(c)	395,641
243,371	GNMA, 6.500%, with various maturities from 2028 to 2032(c)	282,839
161,512	GNMA, 7.000%, with various maturities from 2025 to 2029(c)	191,249
56,224	GNMA, 7.500%, with various maturities from 2025 to 2030(c)	66,208
19,628	GNMA, 8.000%, 11/15/2029	20,788
65,890	GNMA, 8.500%, with various maturities from 2017 to 2023(c)	67,316
10,212	GNMA, 9.000%, with various maturities in 2016(c)	10,906
14,300	GNMA, 11.500%, with various maturities from 2013 to 2015(c)	14,390

		184,056,899

	Non-Captive Consumer – 1.3%
325,000	SLM Corp., MTN, 5.050%, 11/14/2014	334,735
1,100,000	SLM Corp., MTN, 6.000%, 1/25/2017	1,136,328
11,090,000	SLM Corp., MTN, 6.250%, 1/25/2016	11,644,500
350,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	360,500
30,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	30,276
120,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	114,300
55,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	56,030
35,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	36,224
1,135,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	1,271,200

		14,984,093

	Non-Captive Diversified – 5.0%
4,045,000	Ally Financial, Inc., 5.500%, 2/15/2017	4,108,672
6,350,000	Ally Financial, Inc., 6.250%, 12/01/2017	6,688,525
1,211,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,419,898

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Captive Diversified – continued
$2,480,000	Ally Financial, Inc., 8.300%, 2/12/2015	$2,703,200
11,490,000	CIT Group, Inc., 5.000%, 5/15/2017	11,834,700
3,795,000	CIT Group, Inc., 5.375%, 5/15/2020	3,870,900
2,070,000	GATX Corp., 4.750%, 5/15/2015	2,218,280
6,950,000	General Electric Capital Corp., 2.250%, 11/09/2015	7,091,002
4,465,000	General Electric Capital Corp., 5.300%, 2/11/2021	5,011,436
2,290,000	General Electric Capital Corp., MTN, 2.300%, 4/27/2017	2,305,483
7,835,000	International Lease Finance Corp., 5.750%, 5/15/2016	7,949,250
2,830,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,883,062
205,000	International Lease Finance Corp., 6.375%, 3/25/2013	209,356
40,000	International Lease Finance Corp., Series R, MTN, 5.550%, 9/05/2012	40,200
200,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	204,750
830,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	850,750

		59,389,464

	Oil Field Services – 2.6%
6,205,000	Nabors Industries, Inc., 4.625%, 9/15/2021	6,447,287
6,015,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	5,112,750
1,040,000	Parker Drilling Co., 9.125%, 4/01/2018, 144A	1,099,800
5,060,000	Parker Drilling Co., 9.125%, 4/01/2018	5,350,950
2,540,000	Rowan Cos., Inc., 5.000%, 9/01/2017	2,734,203
8,070,000	Transocean, Inc., 4.950%, 11/15/2015	8,688,751
1,005,000	Weatherford International Ltd., 5.950%, 4/15/2042	1,057,164

		30,490,905

	Paper – 1.3%
1,785,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022, 144A	1,824,773
1,850,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	1,909,676
2,005,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	2,554,663
5,730,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,443,648
735,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	981,739

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Paper – continued
$365,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	$514,573

		15,229,072

	Pharmaceuticals – 0.8%
600,000	Valeant Pharmaceuticals International, 6.750%, 10/01/2017, 144A	625,500
720,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	705,600
4,130,000	Valeant Pharmaceuticals International, 6.875%, 12/01/2018, 144A	4,269,387
3,505,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	3,513,763

		9,114,250

	Pipelines – 2.2%
9,055,000	Energy Transfer Partners LP, 6.050%, 6/01/2041	9,194,972
825,000	Energy Transfer Partners LP, 6.500%, 2/01/2042	884,103
2,050,000	Kinder Morgan Finance Co. LLC, 5.700%, 1/05/2016	2,157,625
7,455,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	7,753,200
6,725,000	Rockies Express Pipeline LLC, 3.900%, 4/15/2015, 144A	6,472,813

		26,462,713

	Property & Casualty Insurance – 0.7%
2,830,000	Berkshire Hathaway, Inc., 1.900%, 1/31/2017	2,885,972
1,175,000	Willis Group Holdings PLC, 4.125%, 3/15/2016	1,228,359
3,250,000	Willis North America, Inc., 6.200%, 3/28/2017	3,656,295
555,000	Willis North America, Inc., 7.000%, 9/29/2019	643,161

		8,413,787

	Railroads – 0.1%
1,450,000	Burlington Northern Santa Fe LLC, 4.950%, 9/15/2041	1,577,422

	Refining – 0.2%
2,600,000	Phillips 66, 5.875%, 5/01/2042, 144A	2,798,864

	Retailers – 1.2%
2,610,000	Dollar General Corp., 4.125%, 7/15/2017	2,645,887
11,345,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A	11,535,823

		14,181,710

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Sovereigns – 0.7%
$6,438,000		Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040	$8,305,020

		Supermarket – 0.6%
7,370,000		Delhaize Group S.A., 4.125%, 4/10/2019	7,130,585

		Supranational – 0.7%
18,970,000		Inter-American Development Bank, EMTN, 8.000%, 1/26/2016, (MXN)	1,599,119
87,705,000		International Bank for Reconstruction & Development, 6.500%, 9/11/2013, (MXN)	6,767,375

			8,366,494

		Technology – 2.0%
250,000		Amphenol Corp., 4.000%, 2/01/2022	254,684
3,745,000		Amphenol Corp., 4.750%, 11/15/2014	4,029,328
2,635,000		Brocade Communications Systems, Inc., 6.625%, 1/15/2018	2,760,163
1,160,000		Brocade Communications Systems, Inc., 6.875%, 1/15/2020	1,255,700
2,981,000		Equifax, Inc., 7.000%, 7/01/2037	3,522,075
4,140,000		Fiserv, Inc., 3.125%, 10/01/2015	4,291,358
69,000		Motorola Solutions, Inc., 6.625%, 11/15/2037	73,111
340,000		Motorola Solutions, Inc., 7.500%, 5/15/2025	420,260
1,335,000		National Semiconductor Corp., 3.950%, 4/15/2015	1,446,287
5,570,000		Tencent Holdings Ltd., 4.625%, 12/12/2016, 144A	5,749,181

			23,802,147

		Tobacco – 0.7%
6,335,000		Reynolds American, Inc., 7.250%, 6/15/2037	7,655,575

		Transportation Services – 0.2%
1,990,000		Erac USA Finance Co., 5.250%, 10/01/2020, 144A	2,216,183

		Treasuries – 17.9%
1,607,500	(††)	Mexican Fixed Rate Bonds, Series M, 6.250%, 6/16/2016, (MXN)	12,672,892
1,783,000	(††)	Mexican Fixed Rate Bonds, Series M-10, 7.750%, 12/14/2017, (MXN)	15,147,888
5,435,000		Spain Government Bond, 5.500%, 4/30/2021, (EUR)	6,469,711
9,660,000		Spain Government Bond, 5.850%, 1/31/2022, (EUR)	11,747,860
8,470,000		U.S. Treasury Bond, 3.000%, 5/15/2042	8,871,004

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$2,910,000	U.S. Treasury Bond, 3.125%, 2/15/2042	$3,125,520
23,755,000	U.S. Treasury Bond, 3.750%, 8/15/2041	28,647,057
3,875,000	U.S. Treasury Bond, 3.875%, 8/15/2040	4,770,489
1,215,000	U.S. Treasury Bond, 4.375%, 5/15/2040	1,619,177
70,000	U.S. Treasury Bond, 4.500%, 2/15/2036	94,019
685,000	U.S. Treasury Bond, 4.750%, 2/15/2041	967,562
1,655,000	U.S. Treasury Note, 0.625%, 5/31/2017	1,647,372
33,122,000	U.S. Treasury Note, 0.875%, 2/28/2017	33,409,234
8,825,000	U.S. Treasury Note, 1.250%, 2/15/2014	8,957,031
8,880,000	U.S. Treasury Note, 1.250%, 4/30/2019	8,978,515
7,025,000	U.S. Treasury Note, 1.750%, 5/15/2022	7,082,078
3,585,000	U.S. Treasury Note, 1.875%, 8/31/2017	3,782,175
8,365,000	U.S. Treasury Note, 2.000%, 2/15/2022	8,646,666
1,155,000	U.S. Treasury Note, 2.125%, 8/15/2021	1,214,014
13,550,000	U.S. Treasury Note, 2.625%, 11/15/2020(e)(f)	14,893,361
560,000	U.S. Treasury Note, 2.750%, 10/31/2013	578,222
13,005,000	U.S. Treasury Note, 3.125%, 5/15/2021	14,805,386
11,505,000	U.S. Treasury Note, 3.625%, 2/15/2021(f)	13,583,091

		211,710,324

	Wireless – 1.9%
1,915,000	American Tower Corp., 4.625%, 4/01/2015	2,027,022
2,890,000	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 5/01/2017, 144A	3,132,037
10,000	Nextel Communications, Inc., 7.375%, 8/01/2015	10,013
15,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	15,019
895,000	NII Capital Corp., 7.625%, 4/01/2021	767,462
2,325,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	2,872,254
10,825,000	Sprint Capital Corp., 6.875%, 11/15/2028	8,714,125
4,329,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	4,415,580

		21,953,512

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Wirelines – 3.3%
$505,000	Axtel SAB de CV, 7.625%, 2/01/2017, 144A	$330,775
7,900,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	5,214,000
6,225,000	eAccess Ltd., 8.250%, 4/01/2018, 144A	5,664,750
9,363,000	Embarq Corp., 7.995%, 6/01/2036	9,780,543
2,978,000	Frontier Communications Corp., 7.875%, 4/15/2015	3,275,800
1,575,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,386,000
3,300,000	Frontier Communications Corp., 8.250%, 4/15/2017	3,547,500
415,000	Frontier Communications Corp., 9.000%, 8/15/2031	396,325
1,975,000	Qwest Corp., 6.750%, 12/01/2021	2,222,235
2,665,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	2,295,588
5,030,000	Windstream Corp., 7.500%, 4/01/2023	5,155,750

		39,269,266

	Total Bonds and Notes (Identified Cost $1,101,552,302)	1,140,627,190

Senior Loans – 0.2%
	Non-Captive Consumer – 0.2%
2,204,000	Chesapeake Energy Corporation, Unsecured Term Loan, 8.500%, 12/01/2017(b) (Identified Cost $2,139,106)	2,184,473

Shares
Preferred Stocks – 0.2%
	Non-Captive Consumer – 0.0%
5,510	SLM Corp., Series A, 6.970%	253,184

	Non-Captive Diversified – 0.2%
68,182	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	1,564,777
532	Ally Financial, Inc., Series G, 7.000%, 144A	473,962

		2,038,739

	Total Preferred Stocks (Identified Cost $2,068,801)	2,291,923

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 5.9%
$70,692,519	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $70,692,519 on 7/02/2012 collateralized by $69,170,000 U.S. Treasury Note, 2.125% due 11/30/2014 valued at $72,109,725 including accrued interest(g) (Identified Cost $70,692,519)	$70,692,519

	Total Investments – 102.7% (Identified Cost $1,176,452,728)(a)	1,215,796,105
	Other assets less liabilities – (2.7)%	(32,296,355)

	Net Assets – 100.0%	$1,183,499,750

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans are priced at bid prices supplied by an independent pricing service, if available. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At June 30, 2012, the net unrealized appreciation on investments based on a cost of $1,177,793,103 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$42,516,261
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,513,259)

	Net unrealized appreciation	$38,003,002

(b)	Variable rate security. Rate as of June 30, 2012 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)

Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Fund’s commitment. No interest accrues to the Fund until the transaction settles.

Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(e)	All or a portion of this security has been pledged as collateral for open forward foreign currency contracts.
(f)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts or TBA transactions.
(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of Rule 144A holdings amounted to $186,447,908 or 15.8% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
TBA	To Be Announced
EUR	Euro
MXN	Mexican Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2012, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Sell	9/19/2012	Euro	22,010,000	$27,874,364	$(405,224)

[1]	Counterparty is Credit Suisse AG.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical assets or liabilities;

•Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Car Loan	$—	$22,409,578	$3,385,000	$25,794,578
All Other Bonds and Notes *	—	1,114,832,612	—	1,114,832,612

Total Bonds and Notes	—	1,137,242,190	3,385,000	1,140,627,190

Senior Loans*	—	2,184,473	—	2,184,473
Preferred Stocks
Non-Captive Consumer	253,184	—	—	253,184
Non-Captive Diversified	1,564,777	473,962	—	2,038,739

Total Preferred Stocks	1,817,961	473,962	—	2,291,923

Short-Term Investments	—	70,692,519	—	70,692,519

Total	$1,817,961	$1,210,593,144	$3,385,000	$1,215,796,105

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(405,224)	$—	$(405,224)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2012
Bonds and Notes
ABS Car Loan	$—	$—	$—	$821	$3,384,179	$—	$—	$—	$3,385,000	$821
Preferred Stocks
Non-Captive Diversified	319,200	—	—	—	—	—	—	(319,200)	—	—

Total	$319,200	$—	$—	$821	$3,384,179	$—	$—	$(319,200)	$3,385,000	$821

A preferred stock valued at $319,200 was transferred from Level 3 to Level 2 during the period ended June 30, 2012. At September 30, 2011, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at June 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2012, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of June 30, 2012, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Credit Suisse AG	$(405,224)	$73,642

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of June 30, 2012, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $0 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $0.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. Collateral is posted based on the requirements established under International Swap and Derivative Association (“ISDA”) agreements negotiated between the fund and the derivative counterparties. This risk of loss to a fund counterparty default should be limited to the extent a Fund is undercollateralized; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings.

The following is a summary of derivative instruments for the Fund, as of June 30, 2012:

Liability Derivatives	Foreign Exchange Contracts
Forwards (unrealized depreciation)	$(405,224)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No.2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Treasuries	17.9%
Mortgage Related	15.6
Banking	5.6
Non-Captive Diversified	5.2
Government Owned—No Guarantee	5.0
Commercial Mortgage-Backed Securities	4.9
Automotive	3.8
Wirelines	3.3
Oil Field Services	2.6
Pipelines	2.2
ABS Car Loan	2.2
Technology	2.0
Other Investments, less than 2% each	26.5
Short-Term Investments	5.9

Total Investments	102.7
Other assets less liabilities (including open forward foreign currency contracts)	(2.7)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2012

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 21, 2012